Nature of the Business	6 Months Ended
Jun. 30, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of the Business
Nature of the Business
Autolus Therapeutics plc (the “Company”) is a biopharmaceutical company developing next-generation programmed T cell therapies for the treatment of cancer. Using its broad suite of proprietary and modular T cell programming technologies, the Company is engineering precisely targeted, controlled and highly active T cell therapies that are designed to better recognize cancer cells, break down their defense mechanisms and attack and kill these cells. The Company believes its programmed T cell therapies have the potential to be best-in-class and offer cancer patients substantial benefits over the existing standard of care, including the potential for cure in some patients.
The Company is a public limited company incorporated in England and Wales. On June 22, 2018, the Company completed its initial public offering ("IPO") of American Depositary Shares (“ADSs”). In the IPO, the Company sold an aggregate of 10,147,059 ADSs representing the same number of ordinary shares, including 1,323,529 ADSs pursuant to the underwriters’ option to purchase additional ADSs, at a public offering price of $17.00 per ADS. Net proceeds were approximately $156.5 million, after deducting underwriting discounts and commissions and offering expenses paid by the Company.
On April 15, 2019, the Company completed an underwritten public offering of 4,830,000 ADSs representing 4,830,000 ordinary shares, at a public offering price of $24.00 per ADS, which includes an additional 630,000 ADSs issued upon the exercise in full of the underwriters’ option to purchase additional ADSs.  Aggregate net proceeds to Autolus, after underwriting discounts and offering expenses, were approximately $108.8 million.
Autolus Therapeutics plc is a continuation of Autolus Limited and its subsidiaries. In connection with the IPO, the Company completed a corporate reorganization, which has been accounted for as a combination of entities under common control. The corporate reorganization has been given retrospective effect in these financial statements and such financial statements represent the financial statements of Autolus Therapeutics plc. In connection with the corporate reorganization, outstanding restricted share awards and option grants of Autolus Limited were exchanged for share awards and option grants of Autolus Therapeutics plc with identical restrictions.
The Company is subject to risks and uncertainties common to early-stage companies in the biotechnology industry, including, but not limited to, development by competitors of new technological innovations, dependence on key personnel, protection of proprietary technology, compliance with government regulations and the ability to secure additional capital to fund operations. Product candidates currently under development will require significant additional research and development efforts, including preclinical and clinical testing and regulatory approval, prior to commercialization. These efforts require significant amounts of capital, adequate personnel and infrastructure and extensive compliance-reporting capabilities. Even if the Company’s product development efforts are successful, it is uncertain when, if ever, the Company will realize revenue from its product sales.
The Company has funded its operations primarily with proceeds from the sale of its equity securities. The Company has incurred recurring losses since its inception, including net losses of $28.5 million and $7.7 million for the three months ended June 30, 2019 and 2018, respectively, and $55.7 million and $24.4 million for the six months ended June 30, 2019 and 2018, respectively. In addition, the Company had an accumulated deficit of $169.0 million and $113.3 million as of June 30, 2019 and December 31, 2018, respectively. The Company expects to continue to generate operating losses for the foreseeable future. The future viability of the Company beyond that point is dependent on its ability to raise additional capital to finance its operations. The Company’s inability to raise additional capital as and when needed could have a negative impact on its financial condition and ability to pursue its business strategies. There can be no assurances, however, that the current operating plan will be achieved or that additional funding will be available on terms acceptable to the Company, or at all. The Company believes the cash on hand at June 30, 2019 of $266.2 million will be sufficient to fund the Company’s operations for at least twelve months from the issuance of these financial statements.